RELATED PARTIES - Revenue and operating transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTIES
Total revenues from related parties	₽ 6,359	₽ 5,832	₽ 4,932
Operating profit / (loss)	(125)	2,443	3,697
Profit before tax	823	3,896	5,806
Impairment recognized for bad or doubtful debts from related parties	0
Expenses recognized for bad or doubtful debts from related parties	0	0	0
Sistema's subsidiaries
RELATED PARTIES
Total revenues from related parties	4,294	4,371	3,740
Cost of services	2,143	599	507
Selling, general and administrative expenses	728	625	672
Other operating income / (expense)	2,831	2,160	5,203
Finance income / (loss)	935	1,492	1,259
Sistema's associates
RELATED PARTIES
Total revenues from related parties	752	615	407
Cost of services	281	127	139
The Group's associates
RELATED PARTIES
Total revenues from related parties	622	418	550
Finance income / (loss)	(101)	(63)	475
Other non-operating income / (expense)		(278)
Sistema, parent company
RELATED PARTIES
Cost of services	233	141	377
Finance income / (loss)	79	295	367
Key management personnel of the Group and its parent
RELATED PARTIES
Cost of services	1,476	1,830	1,973
Selling, general and administrative expenses	4,256	2,003	2,372
Deferred Other related parties
RELATED PARTIES
Total revenues from related parties	691	428	235
Cost of services	173	145	241
Selling, general and administrative expenses	84	66	144
Other operating income / (expense)	59	(13)	(13)
Finance income / (loss)	(6)	₽ 7	₽ 8
Other non-operating income / (expense)	₽ 41